Earnings per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Basic earnings per common share:
Net income available to common stockholders	$ 7,118	$ 6,853
Weighted average common shares outstanding (in shares)	2,841,990	2,839,719
Basic earnings per common share (in dollars per share)	$ 2.50	$ 2.41
Diluted earnings per common share:
Net income available to common stockholders	$ 7,118	$ 6,853
Weighted-average common shares outstanding	2,841,990	2,839,719
Weighted-average common and dilutive potential common shares outstanding	2,841,990	2,839,719
Diluted earnings per common share (in dollars per share)	$ 2.50	$ 2.41